Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 46,148	$ 43,168
Tax credits	21,067	27,563
Prepaid property and equipment	7,770	9,775
Notes receivable	5,876	4,241
Rent deposits	3,196	2,908
Others	11,757	11,394
Miscellaneous	$ 95,814	$ 99,049